Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000025585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000025585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000025585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025585 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025573 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000025573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025573 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025573 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025549 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000025549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025549 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025549 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025549 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000040523 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000040523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000040523 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000040523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000040523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040523 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040523 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000050453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000050453 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050453 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050453 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050453 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025543 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025543 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025543 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025543 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025543 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050450 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050450 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000050450 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000050450 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050450 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000050450 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050450 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050450 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050450 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050450 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025531 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025531 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025519 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000025519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025519 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025519 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025537 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025537 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025537 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025537 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025537 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025537 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025537 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025537 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025537 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025537 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040533 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000040533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000040533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040533 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000040533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000040533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000040533 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000040529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000040529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000040529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000040529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000040529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040529 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025525 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000025525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025525 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025525 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000025587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000025587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025587 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000025575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025575 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000025551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025551 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000040525 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000040525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000040525 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000040525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000040525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040525 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000050454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000050454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050454 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025545 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025545 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000050451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000050451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000050451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050451 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025533 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025533 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025533 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025521 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000025521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025521 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025521 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025539 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025539 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025539 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040535 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040535 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000040535 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000040535 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040535 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040535 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000040535 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000040535 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040535 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000040535 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000040531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000040531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000040531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000040531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000040531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040531 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000025527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025527 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000025583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000025583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000025583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025583 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000025571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025571 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025547 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025547 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000025547 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025547 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025547 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025547 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025547 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025547 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025547 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025547 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000040526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000040526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000040526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000040526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000040526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000040526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000040526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040526 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050452 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000050452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000050452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050452 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050452 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025541 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025541 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025541 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050449 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050449 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000050449 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000050449 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050449 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000050449 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050449 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050449 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050449 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050449 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025529 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025529 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000025517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025517 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025517 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025535 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025535 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025535 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025535 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025535 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025535 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025535 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025535 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025535 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025535 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000040536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000040536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000040536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000040536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000040536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000040536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000040536 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000040532 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000040532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000040532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000040532 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000040532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000040532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040532 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000040532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040532 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025523 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000025523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025523 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025523 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025523 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025572 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000025572 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025572 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025572 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025572 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025572 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025572 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025572 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025572 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025572 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000025548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025548 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025542 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025542 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000025542 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025542 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025542 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025542 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025542 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025542 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025542 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025542 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000025530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025530 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025518 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000025518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000025518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025518 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025518 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000025536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000025536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000025536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025536 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025536 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025524 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000025524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025524 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025524 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000141341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000141341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000141341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000141341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141341 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000091958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000091958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000091958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000091958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000091958 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000091956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000091956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000091956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000091956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000091956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000091956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000091956 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000058987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000058987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000058987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058987 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000091962 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000091962 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000091962 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091962 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000091962 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000091962 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000091962 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091962 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000091962 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091962 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000058972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000058972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000058972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000058972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000058972 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091961 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091961 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000091961 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000091961 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000091961 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000091961 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091961 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000091961 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091961 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000058968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000058968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000058968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000058968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058968 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000058964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000058964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000058964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000058964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000058964 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000058964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058964 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058970 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000058970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000058970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000058970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000058970 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058970 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000058970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058970 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058970 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000058991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000058991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000058991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058991 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000058991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058991 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000058989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000058989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000058989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000058989 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000058989 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058989 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000058966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000058966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000058966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000058966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000058966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000058966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058966 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198939 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000198939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000198939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198939 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000198939 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000198939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198939 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198939 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198939 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000161505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000161505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000161505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000161505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161505 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000169233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000169233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000169233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169233 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169233 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169233 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169234 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169234 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000169234 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000169234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169234 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169234 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169234 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000161507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000161507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000161507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000161507 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161504 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000161504 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000161504 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000161504 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161504 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161504 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161504 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000161504 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161504 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161504 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000161506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000161506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000161506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000161506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161506 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000158457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158457 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000158457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158457 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158457 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000158455 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000158455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158455 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158455 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158455 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158458 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000158458 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000158458 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000158458 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158458 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158458 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158458 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000158458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158458 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158458 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158460 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158460 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158460 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000158460 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158460 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158460 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158460 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000158460 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158460 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158459 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000158459 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000158459 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158459 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000158459 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158459 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158459 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158459 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158459 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158459 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158456 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000158456 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000158456 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158456 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158456 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158456 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158456 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158456 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158456 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158456 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058986 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000058986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000058986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058986 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058986 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058986 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058986 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000058986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000141554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000141554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000141554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000141554 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000141554 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000058971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000058971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000058971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000058971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058971 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000058971 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000058971 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000058971 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000058967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000058967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000058967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000058967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058967 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058967 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000058967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000058963 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000058963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000058963 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000058963 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058963 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000058963 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058963 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000058963 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000058963 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000058969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000058969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000058969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000058969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000058969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000058969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000058969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000058969 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000058969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000058990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000058990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000058990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000058990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058990 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000058990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058990 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000058988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000058988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000058988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000058988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000058988 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000058988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058988 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000058965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000058965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000058965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000058965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000058965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000058965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058965 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000201743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000201743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000201743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000201743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000201743 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000201743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201743 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201742 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000201742 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000201742 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000201742 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201742 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201742 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000201741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000201741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000201741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000201741 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000201741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201741 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000201744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000201744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201744 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000201748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000201748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201748 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201748 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201740 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000201740 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000201740 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000201740 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201740 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201740 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201740 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201740 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201740 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000201747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000201747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000201747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000201747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201747 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201747 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000201738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000201738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000201738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000201738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201738 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201738 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201736 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000201736 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000201736 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000201736 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201736 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000201736 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201736 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201736 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201736 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201736 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000201739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000201739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000201739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000201739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201739 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201739 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201739 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000201746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000201746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000201746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201746 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000201746 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201746 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201745 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201745 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000201745 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000201745 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000201745 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201745 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201745 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201745 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201745 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201745 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201737 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000201737 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000201737 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201737 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201737 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000201737 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201737 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000201737 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201737 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201737 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%